TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Beginning of the period deferred tax	$ (25,296,931)	$ (28,472,383)
Charge for the period	6,328,837	(4,917,089)
Conversion difference	(699,854)	(361,295)
Total net deferred tax	$ (19,667,948)	$ (33,750,767)